Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED DECEMBER 22, 2011
TO PROSPECTUS DATED APRIL 29, 2011

Effective December 22, 2011, The Flex-funds® family of mutual funds has restated the Annual Fund Operating Expenses due to a projected reduction in the Acquired Fund Fees and Expenses and Other Expenses for The Total Return Bond, The Defensive Balanced, Muirfield®, Utilities and Infrastructure, The Dynamic Growth, The Strategic Growth, The Aggressive Growth, and The Quantex™ Funds. The Quantex Fund™ management fee was also reduced. Accordingly, The Flex-funds® Prospectus dated April 29, 2011 (the "Prospectus") is revised as follows:

I.
The table of Annual Fund Operating Expenses for The Total Return Bond Fund on page 9 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.76%
Acquired Fund Fees and Expenses2	0.36%
Total Annual Fund Operating Expenses	1.77%

1 The table has been restated to reflect current fees.
2 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

II.
The table of Annual Fund Operating Expenses for The Defensive Balanced Fund on page 13 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses2	0.39%
Total Annual Fund Operating Expenses	1.99%

1 The table has been restated to reflect current fees.
2 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$202	$624	$1,073	$2,317

III.
The table of Annual Fund Operating Expenses for The Muirfield Fund® on page 18 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.83%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.53%
Acquired Fund Fees and Expenses2	0.39%
Total Annual Fund Operating Expenses	1.95%

1 The table has been restated to reflect current fees.
2 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$198	$612	$1,052	$2,275

IV.
The table of Annual Fund Operating Expenses for The Utilities and Infrastructure Fund® on page 23 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	2.05%

1 The table has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$208	$643	$1,103	$2,379

V.
The table of Annual Fund Operating Expenses for The Dynamic Growth Fund on page 27 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.55%
Acquired Fund Fees and Expenses2	0.39%
Total Annual Fund Operating Expenses	1.94%

1 The table has been restated to reflect current fees.
2 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$197	$609	$1,047	$2,264

VI.
The table of Annual Fund Operating Expenses for The Strategic Growth Fund on page 31 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund Fees and Expenses2	0.42%
Total Annual Fund Operating Expenses	1.99%

1 The table has been restated to reflect current fees.
2 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$202	$624	$1,073	$2,317

VII.
The table of Annual Fund Operating Expenses for The Aggressive Growth Fund on page 35 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.70%
Acquired Fund Fees and Expenses2	0.39%
Total Annual Fund Operating Expenses	2.09%

1 The table has been restated to reflect current fees.
2 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$212	$655	$1,124	$2,421

VIII.
The table of Annual Fund Operating Expenses for The Quantex Fund™ on page 40 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES1
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.87%
Total Annual Fund Operating Expenses	2.07%
Net Fee Waiver2	(0.25%)
Total Annual Fund Operating Expenses	1.82%

1 The table has been restated to reflect current fees.
2 The Adviser has contractually agreed to reduce its management fee by 0.25%.  The agreement may be terminated by the Adviser after April 29, 2012.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$185	$625	$1,091	$2,380

Investors Should Retain this Supplement for Future Reference